SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
20.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment information

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. The Group has three operating segments and determined that these three operating segments for the years ended December 31,2009, 2010 and 2011 are media investment management, advertising agency, and branding and identity services.

The Group’s chief operating decision maker does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segments.

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2011:

	Media		Branding and
	Investment	Advertising	Identity
	Management	Agency	Services	Consolidated
Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				36,823
Unallocated non-operating expenses, net				(2,499)

Income before income tax expense				50,184

Year ended December 31, 2010:

	Media		Branding and
	Investment	Advertising	Identity
	Management	Agency	Services	Consolidated
Revenues	162,623	24,776	5,002	192,401
Cost of revenues	118,224	2,867	2,715	123,806

Gross profit	44,399	21,909	2,287	68,595
Unallocated operating expenses				27,062
Unallocated non-operating expenses, net				1,043

Income before income tax expense				40,490

Year ended December 31, 2009:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated
Revenues	87,275	15,301	3,466	106,042
Cost of revenues	68,538	2,057	1,568	72,163

Gross profit	18,737	13,244	1,898	33,879
Unallocated operating expenses				16,539
Unallocated non-operating expenses, net				1,321

Income before income tax expense				16,019

Geographical information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.